Consolidated Statements Of Cash Flow (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating Activities
Net income/(loss)	$ 41,067		$ (16,295)		$ 142,630
Adjustments to reconcile net income/(loss) to net cash provided/(used) by operating activities:
Provision for loan losses	55,000		78,000		44,000
Provision/(benefit) for deferred income taxes	(14,449)		(70,266)		36,035
Depreciation and amortization of premises and equipment	36,514		35,028		34,624
Amortization of intangible assets	3,912		3,910		4,380
Net other amortization and accretion	31,187		79,034		50,317
Net (increase)/decrease in derivatives	650		(8,847)		5,145
Market value adjustment on mortgage servicing rights	(20,182)		5,075		41,260
Repurchase and foreclosure provision	170,000		299,256		159,590
Fair value adjustment to foreclosed real estate	4,987		9,422		18,358
Goodwill impairment	0		0		10,100
Litigation and regulatory matters	63,654		33,313		41,279
(Gains)/losses on divestitures	(638)		(485)		(10,143)	[1]
Stock-based compensation expense	16,144		16,201		14,173
Tax benefit reversals stock-based compensation plans	1,569		4,140		5,771
Equity securities (gains)/losses, net	(2,211)		(365)		(35,392)
Debt securities (gains)/losses, net	451		(328)		(772)
Gains on extinguishment of debt	0		0		(5,761)
Net (gains)/losses on sale/disposal of fixed assets	2,213		(2,540)		1,581
Net (increase)/decrease in:
Trading securities	455,520		(283,239)		(226,361)
Loans held-for-sale	31,785		11,960		(38,608)
Capital markets receivables	72,517	[2]	(31,598)	[2]	44,388	[2]
Interest receivable	3,571		6,007		5,449
Mortgage servicing rights - sales	39,633		0		0
Other assets	13,860		188,423		(19,964)
Net increase/(decrease) in:
Capital markets payables	(89,156)	[2]	24,434	[2]	35,918	[2]
Interest payable	(4,301)		(2,386)		(7,945)
Other liabilities	(285,843)		(223,446)		(291,444)
Trading liabilities	(196,081)		217,144		(14,635)
Total adjustments	390,306		387,847		(98,657)
Net cash provided/(used) by operating activities	431,373		371,552		43,973
Available-for-sale securities:
Sales	63,787		47,536		495,095
Maturities	899,591		1,085,524		810,833
Purchases	(1,348,526)		(1,157,906)		(1,276,125)
Premises and equipment:
Sales	765		7,354		0
Purchases	(27,349)		(21,862)		(35,408)
Net (increase)/decrease in:
Loans	1,464,212		(489,308)		75,350
Interests retained from securitizations classified as trading securities	5,482		8,736		7,894
Interest-bearing cash	(349,940)		99,483		64,883
Cash receipts related to divestitures	1,638		5,278		24,467
Cash received for acquisition	53,293		0		0
Net cash provided/(used) by investing activities	762,953		(415,165)		166,989
Common stock:
Stock options exercised	651		144		0
Cash dividends paid	(38,229)		(10,066)		(7,944)
Repurchase of shares	(91,533)	[3]	(133,757)	[3]	(45,111)	[3]
Repurchase of common stock warrant - CPP	0		0		(79,700)
Tax benefit reversals stock-based compensation plans	(1,569)		(4,140)		(5,771)
Preferred stock issuance	95,624		0		0
Cash dividends paid - preferred stock - noncontrolling interest	(11,465)		(11,406)		(11,375)
Cash dividends paid - Series A preferred stock	(4,288)		0		0
Term borrowings:
Issuance	0		2,699		15,301
Payments/maturities	(430,088)		(234,209)		(695,936)
Increases in restricted and secured term borrowings	5,052		7,595		10,318
Net cash paid for extinguishment of debt	0		0		(100,000)
Net increase/(decrease) in:
Deposits	(258,184)		416,700		1,004,778
Short-term borrowings	(738,650)		288,060		(236,041)
Net cash provided/(used) by financing activities	(1,472,679)		321,620		(151,481)
Net increase/(decrease) in cash and cash equivalents	(278,353)		278,007		59,481
Cash and cash equivalents at beginning of period	1,106,262		828,255		768,774
Cash and cash equivalents at end of period	827,909		1,106,262		828,255
Supplemental Disclosures
Total interest paid	97,387		111,033		138,925
Total taxes paid	5,437		33,112		16,399
Total taxes refunded	26,113		169,396		81,235
Transfer from loans to other real estate owned	$ 23,340		$ 33,558		$ 63,932

[1]	Net of tax, gains on divestitures are $9.9 million for 2011.
[2]	Balances reflect the net presentation of certain capital markets receivables and payables. Prior periods have been revised for comparability.
[3]	2013, 2012, and 2011 include $87.6 million, $131.0 million, and $44.1 million, respectively, repurchased under the share repurchase program launched in 2011.